Schedule of Property and Equipment (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 19,516,260	$ 20,262,360
Less: accumulated depreciation	(13,882,199)	(14,420,101)
Impairment	(5,579,631)	(5,760,944)
Property and equipment, net	54,430	81,315
Server Hardware [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	19,419,370	20,050,414
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 96,890	$ 211,946